Transactions with Related Parties - Schedule Of Aggregate Loan Balances With Related Parties (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning	$ 1,745,073
Balance, ending	1,887,221
Related Party
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning	73,726
New loans	28,598
Repayments	(5,927)
Balance, ending	$ 96,397